SUBSEQUENT EVENTS - Consolidation of Ordinary Shares (Details)	Feb. 19, 2026 $ / shares shares	Jan. 22, 2026 $ / shares shares	Apr. 28, 2025 $ / shares shares	Feb. 18, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Oct. 20, 2025 shares	Oct. 19, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares
SUBSEQUENT EVENT
Common Stock, Shares Authorized | shares			50,000,000		285,714,286	10,000,000,000	2,000,000	285,714,286
Common stock par value, per share			$ 0.001		$ 0.875		$ 0.025	$ 0.875
Conversion ratio			25
Subsequent events
SUBSEQUENT EVENT
Bid price per listed share		$ 1
Common Stock, Shares Authorized | shares	285,714,286	10,000,000,000		10,000,000,000
Common stock par value, per share	$ 0.875	$ 0.025		$ 0.025
Conversion ratio	0.0286	0.0286
Subsequent events | Consolidation ratio | Minimum
SUBSEQUENT EVENT
Conversion ratio		2
Subsequent events | Consolidation ratio | Maximum
SUBSEQUENT EVENT
Conversion ratio		50